Exhibit 99.15

CPL 2016-2

J.P. Morgan Chase N.A.

Opus Capital Markets Consultants LLC

100 Tri-State International - Suite 300A | Lincolnshire, IL 60069 | www.opuscmc.com | 224.632.1300

Executive Narrative

July 12, 2016

Performed by
Opus Capital Markets Consultants, LLC

For
J.P. Morgan Chase N.A.

Opus CMC was established in 2005. Opus was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

This report summarizes the results of a due diligence review performed on a pool of 933 agency eligible residential mortgages originated by J.P. Morgan Chase N.A. (Customer) or its correspondent lenders. The review occurred between the dates of March 2016 and April 2016.  J.P. Morgan Chase N.A. provided Opus Capital Markets Consultants (Consultant) with a loan list of 5,848 loans, from which Opus randomly selected a sample totaling 933 loans. Data was then provided for 933 loans representing an unpaid   principal balance of approximately $206 million. Subsequent to the review, J.P. Morgan Chase N.A. reduced the population to be submitted for securitization for various reasons, including, but not limited to client business decision, loans paid in full, issues found in the valuation process, and credit/compliance exceptions.  The population was reduced to 804 loans, with an aggregate total balance of approximately $186 million and represents approximately 19.50% of the ending securitization loan population of approximately 4,122 loans.
Credit Qualification:  A re-underwriting review was conducted to verify that the requisite underwriting guidelines as specified by for GSE directed loans are met. Confirmation of the loan terms were performed through recalculation and review of documentation contained in the loan file provided to the Consultant.  The Credit Qualification review consisted of the following:

✓	Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified for GSE directed loans.
✓	Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting guidelines.
✓	Income: Recalculate borrower(s) monthly gross income to verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting guidelines.
✓	Assets: Confirm the presence of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.
✓	Debt-to-Income Ratio: Recalculate the debt- to- income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines and regulatory requirements.
✓	Property Valuation: Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value. .
✓	Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guideline and regulatory requirements.
✓	Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting guideline requirements.
✓	Credit Scores: Verify that borrower(s) meet minimum credit score requirements of the Client provided underwriting guidelines.

DU/LP Review Components: The most current DU/LP form provided in the loan file was reviewed as follows:
✓	Confirmed and captured recommendation.

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✓	Verified that red flags listed on the DU/LP were addressed by the origination underwriter.
✓	All listed credit conditions were cleared by the underwriter.
✓	The final DU/LP in the file contained data that matched the data gathered from documents in the file.

Document Review: A review of each loan file was performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review consisted of the following:

Credit Docs
✓	Loan Application: Verify the presence and completeness of both the initial and final loan applications.
✓	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.
✓	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.
✓	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
✓	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
✓	Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.
✓	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.
✓	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.
✓	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Collateral Docs
✓	Title Commitment / Policy: Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.
✓	Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.
✓	Mortgage / Deed of Trust: Verify the presence of a copy Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed.
✓	Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

Closing Docs
✓	Final Hud-1 Settlement Statement: Verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.
✓	Final Truth-in-Lending Disclosure: Verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.
✓	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.

Misrepresentation Review:  Potentially fraudulent activity was identified as part the Document Review and was reported to the client. Additionally, consultant reviewed the results of an independent fraud report in each file and performed the following review:

✓	Checked for signature variations between the imaged documents
✓	Reviewed alerts on the credit report
✓	Reviewed for any name variations for the borrowers and confirm that the variations have been addressed
✓	Reviewed for any potential occupancy issues based on the borrowers’ address history
✓	Reviewed for any employment issues

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✓	Compared SSNs across all document in the loan file
✓	Checked for apparent alterations to the imaged documents provided
✓	Compared additional information located in the file provided for discrepancies potentially leading to misrepresentation
✓	Reviewed third party fraud product provided and reviewed for any alerts and set conditions where applicable

Property Valuation Review: Third party valuation products were ordered on all reviewed loans. Products were ordered by the client and provided directly to Opus.  If a variance of more than 10% was noted, Opus ensured any required secondary valuation products were ordered and reviewed.  Opus applied the appropriate rating agency grade after reviewing the required valuation products.

FEMA Disaster Review: Reviewed FEMA data base to determine if any mortgaged property is located within a disaster zone that was declared after the date of the final appraisal.

Regulatory Compliance: Each mortgage loan file will be subject to a post-closing regulatory compliance review to verify that each mortgage loan closed in compliance with the applicable federal, state and local anti-predatory lending statutes in effect at the time of origination of the Mortgage Loan and that the loans meet the applicable disclosure requirements provided under (i) the federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026; (ii) Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), , as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) the National Flood Insurance Act, (iv) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (v) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances enacted to combat predatory lending.

Federal Truth in Lending Act/Regulation Z: A review of the material compliance disclosures set forth in Reg Z as amended including Truth in Lending Disclosure and the Notice of Right-to-Cancel, if applicable. A review and comparison of the material disclosures with a report outlining any TILA violations. This includes a re-calculation of disclosed finance charge [§1026.18(d)], proper execution by all required parties [§1026.17(b)], principal and interest calculations [§1026.18(s)], payment stream(s), recalculation of disclosed APR [§1026.22], and a review to ensure disclosure differences are within the allowed tolerances [§1026.18(d) and §1026.23(g)]. A review of the Notice of Right to Cancel (§1026.15):  Review includes a verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3 day rescission period was adequately provided to the borrower(s).

Business Days as Defined by Regulation Z: General business day is defined as the days on which a creditor’s offices are open to the public for carrying on substantially all of its business functions (i.e. this is all calendar days (Monday through Friday) excluding Saturdays, Sundays and holidays specified by §1026.2(a)(6). Specific business day is defined as all calendar days (Monday through Saturday) excluding Sundays and holidays specified by 5 U.S.C. 6103(a).

MDIA (Mortgage Disclosure Information Act) - Applications Dated After 07/30/2009 and Prior to 10/03/2015):
✓	Initial Delivery: Creditor must deliver the Initial Disclosures within 3 “general” business days of application
✓	No Pre-disclosure Fees: Creditor may not charge fees, other than credit report fee, prior to borrower receiving the Initial Disclosures
✓	7 Day Waiting Period: Creditor must deliver the Initial Disclosures more than 7 “specific” business days prior to closing
✓	3 Day Waiting Period: Creditor must issue revised disclosures if APR in initial disclosures becomes inaccurate. Closing may not occur until the 3rd “specific” business day after the consumer receives the corrected disclosures.
✓	APR on Final TIL: APR on Final TIL must be within tolerance 1/8 or ¼ of percent difference in APR based on regular or irregular payment stream disclosed on most recent initial Truth In Lending.

Home Ownership Equity Protection Act (HOEPA) and Higher Priced Mortgage Loan (HPML) testing, to include:
✓	APR test [HOEPA (§1026.32(a)(1))] and [HPML(§1026.35(a)(1))]
✓	Points and Fees test[HOEPA (§1026.32(a)(2))]
✓	Review of HOEPA disclosure (§1026.32(c)) for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)
✓	Review and confirm documentation type (i.e. full, stated, no ratio)
✓	Review for evidence of prepayment penalty
✓	Verification of Debt to Income conformity, when necessary.

HOEPA (Section 32) loan coverage has been expanded to include purchase-money mortgages and open-end credit plans (i.e., home equity lines of credit or HELOCS), as well as the amendment of rate and points and fees threshold testing. Consultant system

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requirements have been updated to address the expansion of coverage as well as amendments to threshold testing. In addition, there is a homeownership counseling requirement to be verified for all covered loans.

RESPA/Regulation X (Loans with an Application Date prior to 10/03/2015):  Each mortgage loan will be reviewed to ensure compliance with the January 1, 2010, or most current amendments to Regulation X.  The RESPA/Regulation X review will consist of the following:

Good Faith Estimate (GFE):
✓	Consultant will confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:
✓	Confirm the presence of the current GFE form in effect at the time of origination.
✓	Verify the GFE was provided to the borrower(s) within three days of “Application”.
✓	Application shall be defined by Regulation X and generally be considered complete when the following seven conditions are met:
•	Borrower(s) First and Last Name
•	Borrower(s) Social Security Number (to enable the loan originator to obtain a credit report)
•	Subject Property Address (including “To Be Determined”)
•	Mortgage Loan Amount Sought
•	Estimation of Property Value
•	Monthly Income
•	Any other requirement as defined in the lender’s policies and procedures
✓	Consultant will verify that all Broker fees, including Yield Spread Premium (“YSP”) were accurately disclosed and reflected in the appropriate locations.
✓	Fees will be reviewed to ensure they are reasonable and customary fees for the lender and title and escrow companies and that those fees were accurately disclosed on the GFE and were reflected in the proper location on the document.
✓	Analysis to determine whether a Changed Circumstance form is required to accompany each revised Good Faith Estimate (GFE).

Change of Circumstance Definition:
✓	Acts of God, war, disaster or other emergency;
✓	Information particular to borrower or transaction that was relied on in providing the GFE and that changes or is found to be inaccurate after GFE has been provided to borrower;
✓	New information particular to the borrower or transaction that was not relied on in providing the GFE; or
✓	Other circumstances that are particular to borrower or transaction, including boundary disputes, need for flood insurance or environmental problems
✓	In the event any of the above occurs, the loan originator is required to provide a new revised GFE to the borrower within 3 business days of receiving information sufficient to establish “changed circumstances” and document the reason the revised GFE was provided.
✓	Rate Locks: If the rate has not been locked by the borrower or a locked rate has expired, the charge or credit for rate chosen, adjusted origination charges, per diem interest and loan terms related to the rate may change. If borrower later locks the rate, a new GFE must be provided showing the revised rate-dependent charges and terms. All other charges and terms must remain the same as on the original GFE, except as otherwise provided above for “changed circumstances.”

Final HUD-1: Consultant will confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:
✓	Confirm the presence of the current applicable Final HUD-1 form
✓	Confirm the Final HUD-1 accurately lists all broker and YSP fees.

Good Faith Estimate (GFE) and Final HUD-1 Analysis: Confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:
✓	Analysis of Origination fees disclosed on the Good Faith Estimate (GFE) and those charged to the borrower(s) on the Final HUD-1 (no variance) - No variance for the following charges:
•	Origination Charge
•	Credit or Charge for Interest Rate Chosen
•	Adjusted Origination Charge
•	Transfer Taxes

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✓	Analysis of Third-Party fees disclosed on the Good Faith Estimate (GFE) and those charged to the borrower(s) on the Final HUD-1 (10% tolerance) - 10% tolerance between GFE and actual charges at settlement for sum of following services:
•	Lender-required settlement services (lender selects third-party provider);
•	Lender-required services, title services and required title insurance, and owner’s title insurance, when the borrower uses a settlement service provider identified by the loan originator; and
•	Government recording charges
✓	Analysis to confirm all fees are accurately reflected in the correct tolerance category on the Good Faith Estimate (GFE) and Final HUD-1
✓	Analysis to confirm lender accurately provided borrower adequate restitution in the event of tolerance violations and timelines for restitution/document correction were adhered to
✓	Analysis to confirm loan terms are accurately disclosed between the Good Faith Estimate (GFE) and Final HUD-1
✓	Analysis to confirm page 3 of the HUD-1 accurately reflects fees disclosed on the Good Faith Estimate (GFE) and Final HUD-1

Dodd Frank Review (Loans with Application Date on or after 01/10/2014)

Temporary Qualified Mortgage: Consultant evaluated whether a loan meets the requirements of Temporary QM (TQM). While regulations carve out special guidance on small creditor originations, Consultant did not review any additional documentation required to certify a small creditor and will test all files against TQM. All TQM loan types must meet the following conditions:
•	No Negative Amortization and no interest only payments
•	No loan terms to exceed 30 years
•	Threshold test for Points and Fees of less than or equal to 3.00% of the total loan amount (there are five levels of testing including four for loan amounts under $100,000)
•	Only documented verifications may be used to qualify the application (all loans are full documentation)
For the creditor, originating a loan under TQM parameters provides for greater flexibility in qualifying an applicant whose debt-to-income may exceed 43% and still passes the guidelines of the agency.
✓	TQM Reporting
•	TQM [TQM – Pass]
•	Not Agency Eligible [TQM – Fail]
These TQM results are in addition to the existing credit and compliance related reporting currently performed by Consultant.

TQM Guideline Testing: Verify that loans made from the GSEs meet all applicable guideline requirements in lieu of the 43% debt-to-income ratio cap. The guidelines are not set by regulation and may include a higher debt-to-income threshold. The guidelines include:
•	LTV / CLTV
•	DTI – using the same calculation guidelines as QM
•	Credit Score
•	Reserves
•	Maximum Loan Amount
•	Maximum Cash Out
•	Minimum Disposable Income
Threshold failures will either be greater than the guideline or less than the guidelines as appropriate.

Note: A failure identified within the guidelines may result in a Fail condition for qualifying the loan as a TQM, even when the debt-to-income calculation would not exceed the 43.00% DTI level, such as a low credit score or a high loan-to-value ratio. Consultant will note the TQM failure.

Points and Fees Testing: All loans seeking TQM status need to pass the points and fees testing guidelines. QM Points and Fees testing will be done under the same approach as points and fees testing under HOEPA regulations, including the six components below:
•	Finance charge - Third-party settlement services and Lender/Broker/Affiliate payments included, if Consultant is unable to determine “bona fide” status from normal file documentation. Exceptions may require additional documentation to be provided. The same treatment goes for “bona fide discount points” if documentation is not present in file.
•	Loan originator compensation – Compensation/YSP known at the time of the consummation will be included but Consultant does not review lender or broker compensation programs as part of its QM testing.
•	Real estate-related fees
•	Premiums for credit insurance, credit property insurance, and other insurances where the creditor is the beneficiary, debt cancellation or suspension coverage payments
•	Maximum prepayment penalty

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•	Prepayment penalty paid in a refinance.

In addition, the calculation is built based on the note amount with different thresholds above the 3.00% level for amounts less than $100,000 adjusted annually:
•	3 percent of the total loan amount for a loan greater than or equal to $100,000
•	$3,000 for a loan greater than or equal to $60,000 but less than $100,000
•	5 percent of the total loan amount for a loan greater than or equal to $20,000 but less than $60,000
•	$1,000 for a loan greater than or equal to $12,500 but less than $20,000
•	8 percent of the total loan amount for a loan less than $12,500

HPML Testing – QM APR: For QM, a loan will be considered a Higher Priced Mortgage Loan if the APR exceeds the Average Prime Offer Rate by 1.50% or more percentage points on conforming First Liens and 3.50% or more percentage points on Second Liens.
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Escrow Requirement: Loans that fall under the guidelines of a Higher Priced Mortgage Loan (HPML) will require escrow accounts to be in place for the first five years of the transaction.  A loan will be considered a Higher Priced Mortgage Loan based on the guidelines shown above (HPML Testing – APR).

HPML Appraisal Rule: An HPML designation also requires additional appraisal requirements. A loan will be considered a Higher Priced Mortgage Loan under the HPML Appraisal Rule if the APR exceeds the Average Prime Offer Rate by 1.50% or more percentage points on Conforming First Liens  and 3.50% or more percentage points on Second Liens. Requirements include:
•	Three day disclosure from application of the right to a free copy
•	Written appraisal from certified or licensed appraiser
•	Interior inspection
•	Delivery of copies no later than 3 days prior to consummation
•	If the property falls under the ‘flipping’ definition, a second appraisal is required and must document:
•	The difference in the original sales price and the subsequent sales price
•	Changes in market conditions
•	Property improvements
There is additional responsibility for providing copies of ALL documentation used in the valuation of the property, not just the final appraisal, and requirements for full appraisals, versus other forms of valuations. System enhancements have also been made to require verification of documentation and acknowledgement by the reviewer of evidence supporting the new requirements.

Loan Originator Compensation: Verify disclosed compensation is permissible.  Verify disclosed compensation in Points and Fees testing as appropriate.

S.A.F.E. Mortgage Licensing Act: Consultant will perform a search of the mortgage loan originator and of the loan officer (“MLO”) in the www.nmlsconsumeraccess.org database to confirm that the MLO was appropriately licensed at the time of the mortgage loan’s origination and closing.

Additional Regulation X Disclosures and Requirements:  Consultant will confirm compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:
✓	Servicing Transfer Disclosure:
•	Confirm the presence of the Servicing Transfer Disclosure form in file
•	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three general business days of “Application”
•	Confirm the Servicing Transfer Disclosure is executed by all applicants
✓	Special Information Booklet (for applications prior to 10/03/2015)/
•	Confirm the presence of the Special Information Booklet in file for covered loans.
•	Confirm the Special Information Booklet provided within three general business days of application.
✓	Affiliated Business Disclosure
•	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements.
•	Confirm the Affiliated Business Disclosure provided within three general business days of “Application” (Opus CMC reviews for this disclosure to be provided within three general business days, as the lender will typically know at the time of application if borrower(s) will be referred to affiliates for provision of third party services).
•	Confirm the Affiliated Business Disclosure is executed.

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✓	Initial Escrow Disclosure Statement
•	Confirm the presence of the Initial Escrow Disclosure Statement in file
•	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement.

National Flood Insurance Program (NFIP): Each mortgage loan will be reviewed to ensure adherence to flood insurance coverage requirements as outlined under the NFIP, including identification of flood zones and subsequent policy documentation for evidence of adequate coverage amounts.

High Cost - State & Local Anti-Predatory Regulations: In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW – legal guidance documentation available for detailed discussion, if necessary:

•	Arkansas Home Loan Protection Act, AR. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending Statute, CA. Fin. Code § 4970 et seq.
•	California Higher Priced Mortgage Loan Statute, CA. Fin Code § 4995 et seq.
•	Colorado Consumer Equity Protection Act, CO. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007)
•	Colorado Consumer Credit Code, CO. Rev. Stat. 5-1-101 et seq.
•	Connecticut Abusive Home Loan Lending Practices Act, CT. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, CT. House Bill 5577 (2008).
•	Connecticut Nonprime Home Loan Statute, CT. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949.
•	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. and DC Mortgage Disclosure Act of 2007.
•	Florida Fair Lending Act, FL. Stat. Ann. § 494.0078 et seq.
•	Georgia Fair Lending Act, GA. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
•	Idaho Residential Mortgage Practices Act, ID. Code § 26-3101 et seq.
•	Illinois High Risk Home Act, IL. Comp Stat. tit. 815, §§137/5 et seq.
•	Illinois High Risk Home Loan Regulations, 38 IL. Admin. Code § 345.10 et seq.
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
•	Indiana Home Loan Practices Act, IN. Code § 24-9-1-1 et seq. and as amended by 2005 In. P.L. 141 § 6 P2013-011.
•	Kansas Consumer Credit Code, KS. Stat. Ann. § 16a-1-101 et seq. Sections 16a-1-301, 16a-3-207 and 16a-3-308a.
•	Kentucky Anti-Predatory Lending Statute, KY. Rev. Stat. § 360.100 et seq. and as amended by KY. House Bill 552 (2008).
•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A ME. Rev. Stat. Ann. §§ 8-101; 8-103(1); 8-206(8); 8-206A and ME. Legislative Document 1869 (2007).
•	Maryland Commercial Law, MD. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by MD. Senate Bill 270 (2008) and Maryland Regulations under the MD. Mortgage Lender Law (2009).
•	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the MD. Mortgage Lender Law, MD. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; MD. Code Regs. §§ 09.03.06.01 et seq.
•	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA. House Bill 4387 (2008) 20. MA. Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
•	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 MA. Code Regs. §§ 32.00
•	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
•	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR § 8.00 (15-17).
•	Michigan Consumer Mortgage Protection Act, MI. Stat. Ann. § 445-1631 et seq.
•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
•	Nebraska Mortgage Bankers Registration and Licensing Act, NE. Stat.§ 45-702 et seq.

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•	Nevada Anti-Predatory Lending Law, NV. Rev. Stat. § 598D.010 et seq. and as amended by AB 440 and 492.
•	New Jersey Home Ownership Security Act of 2002, NJ. Stat. Ann. § C:46:10B-22 et seq. and as amended by PL. 2004, Ch. 84 § 1.
•	New Mexico Home Loan Protection Act, NM. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
•	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
•	New York High Cost Home Loan Act, NY. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008). Banking Law Article 6-l (2003) and 6-m (2008).
•	North Carolina Anti-Predatory Lending Law, NC. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, NC. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).
•	Ohio Anti-Predatory Lending Statute, OH. Rev. Code Ann. §§ 1349.25 to 1349.37and § 1.63 and as amended by S.B. 185.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
•	Oklahoma Higher –Priced Mortgage Loans Law, OK. Admin. Code §§ 160:45-9-1 et seq.
•	Pennsylvania Consumer Equity Protection Act, 63 PA. Cons. Stat. Ann. § 456.501 et seq.
•	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
•	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI. Gen. Laws. §§ 34-25.2-1 et seq., including the Emergency and Final Regulations.
•	South Carolina High-Cost and Consumer Home Loans Act, SC. Code § 37-23-10 et seq.
•	South Carolina Consumer Protection Code, SC. Code 37-1-101 et seq.
•	Tennessee Home Loan Protection Act, TN. Code Annotated §§ 45-20-101 et seq., Title 47 et seq.
•	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
•	Utah Residential Mortgage Practices Amendments, UT. Code Ann. § 61- 2c-102 et seq.
•	Utah High Cost Home Loan Act, UT. Code § 61-2d-101 et seq.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), VA. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
•	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), VA. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
•	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
•	Wisconsin Responsible High Cost Mortgage Lending Act, WI. Stat. § 428.202.
•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, WV. Code § 31-17-1 et seq.
•	Wyoming Credit Code, WY. Stat. Ann. §§ 40-14-101 et seq.

Data Integrity: Consultant compared the data supplied on the bid tape provided by the Client to the documents contained in the loan file. If the comparison revealed discrepancies, these were reconciled by Consultant and reported as a data difference and the final data tape updated accordingly.  Data elements for comparison were determined on an “as available” basis and upon mutual agreement between Consultant and Client.

Opus CMC	Privileged and Confidential	Page 9

Pool Details

Loan Type			Product Type
Type	Count	% of Pool	Type	Count	% of Pool
Conforming	933	100.00%	Fixed	933	100.00%
Total	933	100.00%	Total	933	100.00%

Interest Rate			Occupancy
Type	Count	% of Pool	Type	Count	% of Pool
3.500-3.990	204	21.86%	Primary	930	99.68%
4.000-4.500	681	80.00%	Second Home	3	0.32%
4.625-5.000	48	5.14%	Investment Property	0	0.00%
Total	933	100.00%	Total	933	100.00%

Purpose			Property Type
Type	Count	% of Pool	Type	Count	% of Pool
Purchase	772	82.74%	Single Family Detached	508	54.45%
Rate Term Refinance	132	14.15%	Co-op	18	1.93%
Cash out Refinance	29	3.11%	Condo, Low Rise	188	20.15%
Construction to Perm	0	0.00%	Condo, High Rise	6	0.64%
Total	933	100.00%	PUD	206	22.08%
			Townhouse	0	0.00%
			1-4 Family attached	7	0.75%
DTI			Total	933	100.00%
Type	Count	% of Pool
0-19.99	66	7.07%
20-29.99	251	26.90%	LTV
30-34.99	219	23.47%	Type	Count	% of Pool
35-39.99	131	14.04%	0-29.99	1	0.11%
40-44.99	263	28.19%	30-39.99	5	0.54%
45-50.99	3	0.32%	40-49.99	6	0.64%
Total	933	100.00%	50-59.99	15	1.61%
			60-69.99	36	3.86%
			70-79.99	124	13.29%
			80-89.99	745	79.85%
			90-99.99	1	0.11%
			Total	933	100.00%

Opus CMC	Privileged and Confidential	Page 10

QM Type
Type	Count	% of Pool
TQM	921	98.71%
Not Agency Eligible	12	1.29%
Total	933	100.00%

Tape Discrepancies

Field	Accuracy Rate
Application Date	90.57%
Appraised Value	99.89%
CLTV	99.89%
DTI	91.21%
FICO	82.53%
First Payment Date	100.00%
Interest Only	100.00%
Interest Rate	100.00%
Loan Purpose	94.32%
LTV	100.00%
Occupancy	100.00%
Original Balance	100.00%
Property City	99.57%
Property Address	100.00%
Property Type	99.36%
Sales Price	99.89%
Second Mortgage Lien Amount	99.89%
Self Employed	97.11%
Units	100.00%
QM Type	98.71%
Zip Code	99.57%
Average Accuracy Rate	97.74%

Opus CMC	Privileged and Confidential	Page 11

Loan Grading Definitions

Credit

S&P	Moodys	Fitch	Kroll	DBRS	Definition
CA	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
CB	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
CC	C	C	C	C	The loan does not meet every applicable credit guidelines, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
CD	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moodys	Kroll	DBRS	Definition
RA	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
RB	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
RC	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
RD	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Opus CMC	Privileged and Confidential	Page 12

Property Valuation

Moodys	Fitch	Kroll	DBRS	Definition
A	A	A	A
Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not effect value or habitability
C	C	C	C
Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
VA
First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

VB
First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not effect value or habitability

VC
Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

VD	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Opus CMC	Privileged and Confidential	Page 13

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Grading Summary Report dated July 12, 2016.

Final Ratings

S&P Initial Rating	Total	Percentage	S&P Final Rating	Total	Percentage
A	0	0.00%	A	527	56.48%
B	1	0.11%	B	376	40.30%
C	0	0.00%	C	17	1.82%
D	932	99.89%	D	13	1.40%
Total	933	100.00%	Total	933	100.00%
Moodys Initial Rating	Total	Percentage	Moodys Final Rating	Total	Percentage
A	0	0.00%	A	527	56.48%
B	1	0.11%	B	376	40.30%
C	0	0.00%	C	17	1.82%
D	932	99.89%	D	13	1.40%
Total	933	100.00%	Total	933	100.00%
Fitch Initial Rating	Total	Percentage	Fitch Final Rating	Total	Percentage
A	0	0.00%	A	515	55.20%
B	1	0.11%	B	389	41.69%
C	0	0.00%	C	3	0.32%
D	932	99.89%	D	26	2.79%
Total	933	100.00%	Total	933	100.00%
Kroll Initial Rating	Total	Percentage	Kroll Final Rating	Total	Percentage
A	0	0.00%	A	527	56.48%
B	1	0.11%	B	376	40.30%
C	0	0.00%	C	17	1.82%
D	932	99.89%	D	13	1.40%
Total	933	100.00%	Total	933	100.00%
DBRS Initial Rating	Total	Percentage	DBRS Final Rating	Total	Percentage
A	0	0.00%	A	527	56.48%
B	1	0.11%	B	376	40.30%
C	0	0.00%	C	17	1.82%
D	932	99.89%	D	13	1.40%
Total	933	100.00%	Total	933	100.00%

Opus CMC	Privileged and Confidential	Page 14

Credit Ratings

S&P Initial Credit Rating	Total	Percentage	S&P Final Credit Rating	Total	Percentage
CA	661	70.85%	CA	897	96.14%
CB	0	0.00%	CB	22	2.36%
CC	55	5.89%	CC	6	0.64%
CD	217	23.26%	CD	8	0.86%
Total	933	100.00%	Total	933	100.00%
Moodys Initial Credit Rating	Total	Percentage	Moodys Final Credit Rating	Total	Percentage
A	661	70.85%	A	897	96.14%
B	0	0.00%	B	22	2.36%
C	55	5.89%	C	6	0.64%
D	217	23.26%	D	8	0.86%
Total	933	100.00%	Total	933	100.00%
Fitch Initial Credit Rating	Total	Percentage	Fitch Final Credit Rating	Total	Percentage
A	661	70.85%	A	897	96.17%
B	0	0.00%	B	22	2.36%
C	55	5.89%	C	6	0.64%
D	217	23.26%	D	8	0.86%
Total	933	100.00%	Total	933	100.00%
Kroll Initial Credit Rating	Total	Percentage	Kroll Final Credit Rating	Total	Percentage
A	661	70.85%	A	897	96.14%
B	0	0.00%	B	22	2.36%
C	55	5.89%	C	6	0.64%
D	217	23.26%	D	8	0.86%
Total	933	100.00%	Total	933	100.00%
DBRS Initial Credit Rating	Total	Percentage	DBRS Final Credit Rating	Total	Percentage
A	661	70.85%	A	897	96.14%
B	0	0.00%	B	22	2.36%
C	55	5.89%	C	6	0.64%
D	217	23.26%	D	8	0.86%
Total	933	100.00%	Total	933	100.00%

Opus CMC	Privileged and Confidential	Page 15

Compliance Ratings

S&P Initial Compliance Rating	Total	Percentage	S&P Final Compliance Rating	Total	Percentage
RA	136	14.58%	RA	542	58.09%
RB	419	44.91%	RB	371	39.76%
RC	300	32.15%	RC	19	2.04%
RD	78	8.36%	RD	1	0.11%
Total	933	100.00%	Total	933	100.00%
Moodys Initial Compliance Rating	Total	Percentage	Moodys Final Compliance Rating	Total	Percentage
A	136	14.58%	A	542	58.09%
B	419	44.91%	B	371	39.76%
C	300	32.15%	C	19	2.04%
D	78	8.36%	D	1	0.11%
Total	933	100.00%	Total	933	100.00%
Fitch Initial Compliance Rating	Total	Percentage	Fitch Final Compliance Rating	Total	Percentage
A	136	14.58%	A	530	56.81%
B	419	44.91%	B	384	41.16%
C	95	10.18%	C	1	0.11%
D	283	30.33%	D	18	1.92%
Total	933	100.00%	Total	933	100.00%
Kroll Initial Compliance Rating	Total	Percentage	Kroll Final Compliance Rating	Total	Percentage
A	136	14.58%	A	542	58.09%
B	419	44.91%	B	371	39.76%
C	300	32.15%	C	19	2.04%
D	78	8.36%	D	1	0.11%
Total	933	100.00%	Total	933	100.00%
DBRS Initial Compliance Rating	Total	Percentage	DBRS Final Compliance Rating	Total	Percentage
A	136	14.58%	A	542	58.09%
B	419	44.91%	B	371	39.76%
C	300	32.15%	C	19	2.04%
D	78	8.36%	D	1	0.11%
Total	933	100.00%	Total	933	100.00%

Opus CMC	Privileged and Confidential	Page 16

Property Ratings

S&P Initial Property Rating	Total	Percentage	S&P Final Property Rating	Total	Percentage
VA	1	0.11%	VA	928	99.46%
VB	0	0.00%	VB	0	0.00%
VC	0	0.00%	VC	1	0.11%
VD	932	99.89%	VD	4	0.43%
Total	933	100.00%	Total	933	100.00%
Moodys Initial Property Rating	Total	Percentage	Moodys Final Property Rating	Total	Percentage
A	1	0.11%	A	928	99.46%
B	0	0.00%	B	0	0.00%
C	0	0.00%	C	1	0.11%
D	932	99.89%	D	4	0.43%
Total	933	100.00%	Total	933	100.00%
Fitch Initial Property Rating	Total	Percentage	Fitch Final Property Rating	Total	Percentage
A	1	0.11%	A	928	99.46%
B	0	0.00%	B	0	0.00%
C	0	0.00%	C	1	0.11%
D	932	99.89%	D	4	0.43%
Total	933	100.00%	Total	933	100.00%
Kroll Initial Property Rating	Total	Percentage	Kroll Final Property Rating	Total	Percentage
A	1	0.11%	A	928	99.46%
B	0	0.00%	B	0	0.00%
C	0	0.00%	C	1	0.11%
D	932	99.89%	D	4	0.43%
Total	933	100.00%	Total	933	100.00%
DBRS Initial Property Rating	Total	Percentage	DBRS Final Property Rating	Total	Percentage
A	1	0.11%	A	928	99.46%
B	0	0.00%	B	0	0.00%
C	0	0.00%	C	1	0.11%
D	932	99.89%	D	4	0.43%
Total	933	100.00%	Total	933	100.00%

Opus CMC	Privileged and Confidential	Page 17

Loans Reviewed

933 Loans Reviewed
2000001029	2000002083	2000004216	2000005180	2000006062	2000010617	2000011670	2000011821
2000001030	2000002728	2000004221	2000005182	2000006069	2000005941	2000010534	2000011435
2000001057	2000002753	2000004228	2000005187	2000006089	2000012592	2000009898	2000011160
2000013558	2000002761	2000004240	2000005216	2000005662	2000009170	2000011767	2000011346
2000001165	2000002766	2000004291	2000005222	2000006097	2000008671	2000013334	2000011905
2000001213	2000002781	2000004293	2000005223	2000006102	2000007839	2000008978	2000011768
2000001274	2000002785	2000004304	2000005224	2000006115	2000005975	2000008673	2000009266
2000001284	2000002791	2000004305	2000005231	2000006118	2000013370	2000012094	2000010745
2000001287	2000002798	2000004309	2000005250	2000006129	2000007984	2000011700	2000012393
2000001313	2000002841	2000002915	2000005272	2000006140	2000010735	2000011485	2000009630
2000001320	2000002850	2000004335	2000005285	2000006150	2000006094	2000009790	2000008504
2000001324	2000002856	2000004339	2000005286	2000006154	2000013000	2000013448	2000011287
2000001325	2000002863	2000004355	2000005299	2000014331	2000012067	2000012957	2000011121
2000001329	2000013559	2000004365	2000014330	2000006156	2000010527	2000011836	2000007742
2000001351	2000002904	2000004371	2000005315	2000005588	2000010939	2000012214	2000012990
2000001359	2000002079	2000004380	2000005325	2000006186	2000010296	2000008962	2000012955
2000001371	2000002929	2000004386	2000005331	2000006187	2000010812	2000009942	2000010028
2000001401	2000014321	2000004401	2000005337	2000006201	2000013277	2000007478	2000011939
2000001405	2000002941	2000004405	2000005346	2000006204	2000011565	2000011336	2000011942
2000001431	2000002943	2000014325	2000005361	2000006205	2000008057	2000010093	2000008970
2000001434	2000002954	2000013560	2000005373	2000006207	2000008241	2000014340	2000007489
2000001455	2000002960	2000004434	2000005378	2000006210	2000006159	2000012820	2000008031
2000001470	2000002969	2000004440	2000005380	2000006218	2000011174	2000007452	2000013511
2000001496	2000002974	2000004449	2000005385	2000006221	2000014338	2000008045	2000010498
2000001509	2000002976	2000014326	2000005387	2000006222	2000006437	2000011053	2000011983
2000001593	2000002027	2000004467	2000005390	2000006225	2000006490	2000011545	2000012082
2000001603	2000001986	2000004469	2000005391	2000006227	2000013106	2000011994	2000011198
2000001616	2000003017	2000004470	2000005432	2000006236	2000008917	2000011064	2000010073
2000001617	2000003029	2000004473	2000005433	2000006239	2000006492	2000013193	2000008810
2000001632	2000003043	2000004477	2000005434	2000006241	2000006521	2000014337	2000011881
2000001633	2000003056	2000004491	2000005449	2000006243	2000010960	2000008056	2000012116
2000001661	2000003060	2000004524	2000005450	2000006247	2000012916	2000013392	2000011499
2000001679	2000001966	2000004566	2000005453	2000006261	2000006559	2000011727	2000011112
2000001681	2000003076	2000004569	2000005467	2000006338	2000011993	2000011116	2000012994
2000001686	2000003078	2000004577	2000005484	2000006370	2000006589	2000010869	2000010316
2000001695	2000003083	2000004608	2000005485	2000006402	2000008651	2000012218	2000011659
2000001700	2000003085	2000004613	2000005496	2000006422	2000010644	2000013019	2000007527
2000001708	2000001944	2000004614	2000005500	2000006424	2000008988	2000014335	2000007551
2000001726	2000003098	2000004628	2000005504	2000006428	2000007979	2000008948	2000011960
2000001748	2000003101	2000004644	2000005507	2000005514	2000010912	2000009562	2000013033

Opus CMC	Privileged and Confidential	Page 18

2000001760	2000003110	2000004653	2000005510	2000006445	2000010631	2000009595	2000009032
2000001763	2000003125	2000004665	2000005517	2000006457	2000012448	2000007543	2000012034
2000001798	2000001882	2000002997	2000005519	2000006459	2000006613	2000010987	2000007470
2000001818	2000003135	2000002998	2000005524	2000006463	2000008814	2000009717	2000010739
2000001823	2000003140	2000003062	2000005525	2000006468	2000013335	2000011000	2000012677
2000001836	2000003152	2000003092	2000005526	2000006480	2000013457	2000010905	2000009264
2000001837	2000003176	2000003134	2000005533	2000005506	2000009214	2000011147	2000008966
2000001841	2000003207	2000003209	2000005534	2000005492	2000013337	2000010386	2000012139
2000001862	2000001880	2000003300	2000005536	2000006493	2000013508	2000011439	2000008808
2000001863	2000003239	2000003387	2000005541	2000006496	2000013554	2000009334	2000010952
2000001868	2000003291	2000003685	2000005543	2000006501	2000006642	2000012069	2000011216
2000001877	2000001866	2000003743	2000005569	2000006503	2000012288	2000013502	2000010344
2000001925	2000003306	2000003788	2000005584	2000006512	2000006659	2000008639	2000012002
2000001930	2000003356	2000003809	2000005592	2000005491	2000011366	2000013146	2000011281
2000001951	2000003373	2000003859	2000005599	2000006524	2000012834	2000009589	2000009570
2000001953	2000003375	2000003876	2000005607	2000006533	2000013182	2000011832	2000010035
2000001982	2000003377	2000003878	2000005612	2000006539	2000006667	2000012161	2000007769
2000001988	2000003381	2000003916	2000005618	2000005409	2000006758	2000011368	2000011606
2000002026	2000001819	2000004017	2000005621	2000005394	2000012228	2000008310	2000011078
2000002055	2000003396	2000004078	2000005639	2000005379	2000010214	2000010169	2000009368
2000002056	2000003558	2000004132	2000005647	2000006614	2000014336	2000012189	2000010809
2000002074	2000003581	2000004134	2000005649	2000006615	2000010302	2000012840	2000010953
2000002092	2000003660	2000004169	2000005651	2000005326	2000011453	2000011692	2000013537
2000002094	2000001794	2000004181	2000005658	2000006647	2000007460	2000012254	2000011949
2000002095	2000003702	2000004324	2000005663	2000006655	2000006911	2000013440	2000012913
2000002107	2000003706	2000004016	2000005665	2000005304	2000007606	2000013097	2000011392
2000002111	2000003723	2000004675	2000005666	2000006664	2000013410	2000011999	2000011354
2000002119	2000003724	2000004681	2000005685	2000005161	2000009269	2000012017	2000011800
2000002146	2000001771	2000004682	2000005695	2000006673	2000009531	2000012859	2000012452
2000014319	2000003765	2000004710	2000005702	2000006691	2000007110	2000011447	2000007588
2000002159	2000003769	2000004736	2000005710	2000014333	2000014339	2000008440	2000009623
2000002163	2000014322	2000004738	2000005717	2000006726	2000013161	2000011627	2000009091
2000002167	2000003777	2000004740	2000005721	2000014329	2000012933	2000013305	2000011807
2000002173	2000001737	2000004766	2000005725	2000006773	2000011001	2000011242	2000007446
2000002175	2000003799	2000004770	2000005740	2000006792	2000011120	2000008731	2000010964
2000002176	2000001725	2000004773	2000005757	2000006846	2000008796	2000013209	2000013442
2000002187	2000003814	2000004774	2000005761	2000005089	2000007241	2000011350	2000010144
2000002193	2000014323	2000004779	2000005764	2000006912	2000008358	2000009357	2000011948
2000002196	2000003818	2000004793	2000005769	2000006984	2000012307	2000012375	2000011276
2000002203	2000003841	2000004794	2000005770	2000007099	2000011725	2000009287	2000009690
2000002209	2000003848	2000004827	2000005799	2000005076	2000013420	2000012073	2000008720
2000002229	2000001671	2000004881	2000005804	2000007124	2000010917	2000012264	2000010791
2000002230	2000003869	2000014327	2000005806	2000007221	2000008234	2000013526	2000010381
2000002261	2000003870	2000004883	2000005814	2000005049	2000010884	2000012940	2000012247
2000002262	2000001433	2000004914	2000005816	2000007268	2000011425	2000013123	2000009627
2000002269	2000001428	2000014328	2000005821	2000007274	2000011755	2000012947	2000013422

Opus CMC	Privileged and Confidential	Page 19

2000002293	2000003882	2000004921	2000005830	2000007276	2000012609	2000011900	2000011290
2000002295	2000003899	2000004923	2000005833	2000007280	2000009174	2000012465	2000010859
2000002308	2000001410	2000004945	2000005838	2000007305	2000012615	2000009166	2000011656
2000002318	2000003921	2000004966	2000005840	2000004981	2000011142	2000012021	2000011167
2000002324	2000003929	2000004971	2000005847	2000004955	2000007349	2000012253	2000009574
2000002325	2000003930	2000004973	2000005855	2000007423	2000012053	2000013311	2000014341
2000002335	2000003933	2000004976	2000005796	2000004880	2000010557	2000011489	2000013361
2000002373	2000003937	2000004989	2000005888	2000007436	2000010234	2000010589	2000011680
2000002408	2000003949	2000004993	2000005896	2000012193	2000014343	2000007471	2000011069
2000002411	2000003964	2000004994	2000005784	2000013519	2000010388	2000011113	2000011841
2000002436	2000003972	2000004996	2000005903	2000012044	2000008531	2000011104	2000010078
2000002440	2000003974	2000005016	2000005907	2000008438	2000009382	2000012109	2000009963
2000002441	2000003988	2000005018	2000005917	2000012462	2000008384	2000010893	2000011735
2000002452	2000004002	2000005022	2000005921	2000011669	2000007669	2000012881	2000011924
2000002457	2000004008	2000005035	2000005925	2000011772	2000009207	2000013253	2000009062
2000002427	2000004010	2000005039	2000005928	2000008382	2000009432	2000011699	2000011977
2000002496	2000004012	2000005040	2000005777	2000011673	2000013045	2000011504	2000007445
2000002497	2000002483	2000005045	2000005739	2000011618	2000011456	2000013053	2000012122
2000002419	2000002527	2000005073	2000005946	2000005876	2000011114	2000009478	2000012802
2000002539	2000004018	2000005082	2000005972	2000011177	2000010615	2000011724	2000011827
2000002316	2000004019	2000005084	2000005670	2000005901	2000007406	2000013038	2000011351
2000002179	2000004064	2000005091	2000005979	2000012497	2000013172	2000013098	2000011204
2000002124	2000002543	2000005101	2000005985	2000007912	2000012970	2000009121	2000013516
2000014320	2000004083	2000005121	2000005992	2000010565	2000011067	2000012669	2000008035
2000002631	2000002560	2000005130	2000005999	2000010766	2000012192	2000011902	2000010764
2000002661	2000002569	2000005131	2000006005	2000008630	2000012024	2000007593	2000011681
2000002667	2000004161	2000005132	2000006010	2000005933	2000012953	2000011863	2000008667
2000002672	2000002706	2000005134	2000006015	2000008294	2000012686	2000010299	2000007961
2000002683	2000004175	2000005135	2000006024	2000007518	2000007899	2000007556
2000002684	2000002724	2000005138	2000006043	2000008742	2000008204	2000009906
2000002116	2000004192	2000005154	2000006046	2000012627	2000007432	2000013102

If you have any questions, please contact Jennifer LaBud or Jeni@opuscmc.com

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